Employee share schemes - Total cost of relevant scheme and number of awards granted (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee share scheme
Share-based compensation expense	£ 88	£ 78	£ 59
All share-based payment arrangements excluding GSK share plans
Employee share scheme
Share-based compensation expense	87	17
Performance Share Plan
Employee share scheme
Share-based compensation expense, equity-settled	17	6
Share Value Plan
Employee share scheme
Share-based compensation expense, equity-settled	58	9
Share-based compensation expense, cash-settled	11	2
Share Save Plan
Employee share scheme
Share-based compensation expense, equity-settled	1
Cash-settled share-based payment plans
Employee share scheme
Outstanding liabilities relating to awards which are settled in cash	£ 13	£ 2